UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		January 26, 2011
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		109
						----

Form 13F Information Table Value Total:		$165,065
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON'S INC		COM		002535300	1010		49524	SH		Sole				9325		40199
ACE LTD			SHS		h0023r105	721		11580	SH		Sole				11580
ADVANCED AUTO PARTS	COM		00751y106	2993		45250	SH		Sole				10450		34800
AGILENT TECHNOLOGIES 	COM		00846u101	3619		87350	SH		Sole				11300		76050
ALLOS THERAPEUTICS INC	COM		019777101	360		78050	SH		Sole				16400		61650
ALLSTATE CORP		COM		020002101	556		17430	SH		Sole				17430
AMERICAN MED SYSTEMS 	COM		02744m108	634		33600	SH		Sole				6050		27550
AMETEK INC		COM		031100100	2455		62550	SH		Sole				9075		53475
AMGEN INC 		COM		031162100	628		11430	SH		Sole				11430
APOLLO GROUP INC	CL A		037604105	2486		62950	SH		Sole				14000		48950
APPLE INC		COM		037833100	4435		13750	SH		Sole				2800		10950
APPLIED MATERIALS INC	COM		038222105	4178		297350	SH		Sole				62550		234800
ARRAY BIOPHARMA INC	COM		04269x105	547		182950	SH		Sole				36750		146200
ATWOOD OCEANICS		COM		050095108	704		18850	SH		Sole				3950		14900
BAKER HUGHES INTL	COM		057224107	5032		88010	SH		Sole				23610		64400
BANK OF AMERICA CORP	COM		060505104	163		12190	SH		Sole				12190
BANK OF NY MELLON CORP	COM		064058100	694		22970	SH		Sole				22970
BAXTER INTL INC		COM		071813109	3885		76750	SH		Sole				16300		60450
BHP BILLITON LTD ADR	SPONS ADR	088606108	409		4400	SH		Sole				4400
BIGBAND NETWORKS INC	COM		089750509	414		147950	SH		Sole				26750		121200
BIOMARIN PHARMA INC	COM		09061g101	769		28550	SH		Sole				5500		23050
BROADRIDGE FIN SOLNS 	COM		11133t103	776		35400	SH		Sole				6400		29000
BROOKDALE SENIOR LIVING COM		112463104	1067		49850	SH		Sole				8850		41000
CAREER EDUCATION CORP	COM		141665109	579		27950	SH		Sole				5550		22400
CENOVUS ENERGY INC	COM		15135u109	299		8990	SH		Sole				8990
CHARLES SCHWAB CORP	COM		808513105	297		17350	SH		Sole				17350
CHEVRON CORP		COM		166764100	211		2310	SH		Sole				2310
CISCO SYSTEMS INC	COM		17275r102	266		13130	SH		Sole				13130
CITIGROUP INC		COM		172967101	156		33010	SH		Sole				33010
COLLECTIVE BRANDS INC	COM		19421w100	693		32850	SH		Sole				6800		26050
COMTECH TELECOM CORP	COM		205826209	668		24050	SH		Sole				4550		19500
CONOCOPHILLIPS		COM		20825c104	371		5450	SH		Sole				5450
COVIDIEN LTD		SHS		g2554f105	3263		71460	SH		Sole				11610		59850
CVS CAREMARK CORP	COM		126650100	218		6280	SH		Sole				6280
DELL INC		COM		24702r101	3947		291290	SH		Sole				83040		208250
DUN & BRADSTREET CORP	COM		26483e100	351		4270	SH		Sole				4270
ELECTRONIC ARTS INC COM	COM		285512109	3020		184350	SH		Sole				39350		145000
ENTEGRIS INC		COM		29362u104	1087		145500	SH		Sole				28800		116700
EXXON MOBIL CORP	COM		30231G102	3842		52550	SH		Sole				7100		45450
FEDERATED INVESTORS INC	CL B		314211103	869		33200	SH		Sole				6650		26550
FINANCIAL ENGINES INC	COM		317485100	1032		52050	SH		Sole				9450		42600
FOREST LABS INC		COM		345838106	432		13510	SH		Sole				13510
FRANKLIN RESOURCES INC	COM		354613101	4443		39950	SH		Sole				8550		31400
FTI CONSULTING INC	COM		302941109	682		18300	SH		Sole				3600		14700
GENERAL ELECTRIC CO	COM		369604103	212		11570	SH		Sole				11570
GILEAD SCIENCES INC COM	COM		375558103	3479		96000	SH		Sole				21900		74100
GOLDMAN SACHS GROUP INC	COM		38141g104	557		3310	SH		Sole				3310
GOOGLE INC		CL A		38259p508	4443		7480	SH		Sole				1580		5900
GULFMARK OFFSHORE INC	CL A		402629208	328		10800	SH		Sole				2300		8500
HANOVER INS GROUP INC	COM		410867105	979		20950	SH		Sole				4150		16800
HESS CORP		COM		42809h107	265		3460	SH		Sole				3460
HEWLETT-PACKARD CO	COM		428236103	3667		87100	SH		Sole				17950		69150
IMMUCOR INC		COM		452526106	807		40700	SH		Sole				8150		32550
IMMUNOGEN INC		COM		45253h101	565		61050	SH		Sole				12050		49000
INGRAM MICRO INC CL A	CL A		457153104	267		13980	SH		Sole				13980
INVST TECHNOLOGY GRP 	COM		46145f105	674		41160	SH		Sole				7700		33460
ITT CORP		COM		450911102	306		5870	SH		Sole				5870
J P MORGAN CHASE & CO	COM		46625h100	736		17340	SH		Sole				17340
KAR AUCTION SERVICES 	COM		48238t109	792		57400	SH		Sole				10700		46700
KBR INC			COM		48242w106	977		32050	SH		Sole				6250		25800
L-3 COMMNCTNS HLDGS	COM		502424104	1928		27350	SH		Sole				3950		23400
LIBERTY MEDIA STARZ A	COM CL A	53071m708	1199		18041	SH		Sole				5341		12700
LIFE TECHNOLOGIES CORP	COM		53217v109	4013		72300	SH		Sole				10400		61900
MARATHON OIL		COM		565849106	638		17220	SH		Sole				17220
MASTERCARD INC		CL A		57636q104	3604		16080	SH		Sole				3630		12450
MAXIMUS INC		COM		577933104	1115		17000	SH		Sole				3300		13700
MEDNAX INC		COM		58502b106	982		14600	SH		Sole				2850		11750
MERCK & CO INC		COM		58933Y105	2346		65100	SH		Sole				9400		55700
MICROMET INC		COM		59509c105	2431		299408	SH		Sole				69600		229808
MICROSOFT CORP		COM		594918104	4630		165905	SH		Sole				49255		116650
MINE SAFETY APPLIANCES	COM		602720104	932		29950	SH		Sole				5300		24650
MOLSON COORS BREWING	CL B		60871r209	202		4030	SH		Sole				4030
MONTPELIER RE HOLDINGS 	SHS		g62185106	1062		53250	SH		Sole				10300		42950
NASDAQ OMX GROUP INC	COM		631103108	3628		152900	SH		Sole				22050		130850
NTNL OILWELL VARCO INC	COM		637071101	4149		61700	SH		Sole				14150		47550
NORTHROP GRUMMAN CORP	COM		666807102	289		4460	SH		Sole				4460
NOVARTIS AG		SPONS ADR	66987v109	365		6200	SH		Sole				6200
ONYX PHARMA INC		COM		683399109	3134		85000	SH		Sole				18000		67000
PARTNERRE LTD		COM		g6852t105	595		7400	SH		Sole				7400
PFIZER INC		COM		717081103	210		11970	SH		Sole				11970
PHARMACYCLICS INC	COM		716933106	356		58550	SH		Sole				11300		47250
PHILIP MORRIS INTL	COM		718172109	4501		76900	SH		Sole				17000		59900
PROCTER & GAMBLE CO	COM		742718109	206		3210	SH		Sole				3210
QUALCOMM INC		COM		747525103	4622		93400	SH		Sole				20700		72700
REDWOOD TRUST INC	COM		758075402	520		34800	SH		Sole				7100		27700
RITCHIE BROS AUCTNRS 	COM		767744105	867		37600	SH		Sole				7650		29950
SANOFI-AVENTIS		SPONS ADR	80105n105	323		10020	SH		Sole				10020
SEALED AIR CORP		COM		81211k100	1024		40250	SH		Sole				8450		31800
SERVICE CORP INTL	COM		817565104	866		104950	SH		Sole				20650		84300
SMART BALANCE INC	COM		83169y108	539		124550	SH		Sole				22600		101950
SNAP-ON INC		COM		833034101	1064		18800	SH		Sole				3950		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	596		4300	SH		Sole				4300
SRA INTERNATIONAL INC	CL A		78464r105	508		24850	SH		Sole				4350		20500
STATE STREET CORP	COM		857477103	3299		71200	SH		Sole				14650		56550
STERIS CORP		COM		859152100	1035		28400	SH		Sole				5950		22450
SYCAMORE NETWORKS INC	COM		871206405	716		34789	SH		Sole				5975		28814
SYMANTEC CORP		COM		871503108	364		21770	SH		Sole				21770
SYNOPSYS INC		COM		871607107	832		30900	SH		Sole				5450		25450
TECH DATA CORP.		COM		878237106	920		20900	SH		Sole				4100		16800
TESORO CORP		COM		881609101	1011		54550	SH		Sole				10700		43850
TEXAS INSTRUMENTS INC	COM		882508104	3933		121000	SH		Sole				27850		93150
THE MCGRAW-HILL CMPNS 	COM		580645109	3217		88350	SH		Sole				12750		75600
TOWERS WATSON & CO	CL A		891894107	749		14390	SH		Sole				2550		11840
VISA INC		COM CL A	92826c839	212		3010	SH		Sole				3010
VODAFONE GROUP		SPONS ADR	92857w209	3917		148150	SH		Sole				32950		115200
WEIGHT WATCHERS INTL 	COM		948626106	814		21700	SH		Sole				4350		17350
WELLS FARGO & CO	COM		949746101	262		8460	SH		Sole				8460
YAHOO INC		COM		984332106	2512		151050	SH		Sole				21800		129250
ZIMMER HOLDINGS INC	COM		98956p102	3513		65450	SH		Sole				14300		51150